Schedule of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 37,278		$ 83,480		$ 90,155		$ 35,037		$ 39,593		$ 79,163		$ 89,957		$ 34,219		$ 245,950		$ 242,932		$ 208,221
Less: distributed and undistributed earnings allocated to non-vested restricted common stock - Basic																	20,412		19,792		17,430
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 225,538		$ 223,140		$ 190,791
Weighted-average common shares outstanding - Basic																	34,644,700		34,319,890		32,824,947
Basic earnings per share for Common and Class B common stock	$ 0.92	[1]	$ 2.20	[1]	$ 2.40	[1]	$ 0.88	[1]	$ 1.02	[1]	$ 2.12	[1]	$ 2.41	[1]	$ 0.89	[1]	$ 6.51	[1]	$ 6.50	[1]	$ 5.81
Net income attributable to Watsco, Inc. shareholders	$ 37,278		$ 83,480		$ 90,155		$ 35,037		$ 39,593		$ 79,163		$ 89,957		$ 34,219		$ 245,950		$ 242,932		$ 208,221
Less: distributed and undistributed earnings allocated to non-vested restricted common stock - Diluted																	20,411		19,788		17,427
Earnings allocated to Watsco, Inc. shareholders - Diluted																	$ 225,539		$ 223,144		$ 190,794
Weighted-average common shares outstanding - Basic																	34,644,700		34,319,890		32,824,947
Effect of dilutive stock options																	30,941		54,379		37,686
Weighted-average common shares outstanding - Diluted																	34,675,641		34,374,269		32,862,633
Diluted earnings per share for Common and Class B common stock	$ 0.92	[1]	$ 2.20	[1]	$ 2.40	[1]	$ 0.88	[1]	$ 1.02	[1]	$ 2.11	[1]	$ 2.40	[1]	$ 0.89	[1]	$ 6.50	[1]	$ 6.49	[1]	$ 5.81
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 208,779		$ 206,355		$ 175,667
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 16,759		$ 16,785		$ 15,124

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.